Shareholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of stock option activities
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	14,894,213	0.32		$7,948,708
Exercised	(1,595,403)	0.08
Forfeited	(134,597)	0.31
Balance Outstanding September 30, 2018	13,164,213	$0.36	6.71	$1,869,623

Exercisable, September 30, 2018	10,732,262	$0.37	6.25	$1,666,440

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2015	8,274,879	$0.29	8.11	$12,951,384
Granted	2,789,334	0.75
Exercised	(500,000)	(0.03)
Balance Outstanding December 31, 2016	10,564,213	0.42	7.73	$14,637,188
Granted	4,330,000	0.29
Balance Outstanding December 31, 2017	14,894,213	$0.32	7.63	$25,722,685

Exercisable, December 31, 2017	10,877,251	$0.30	7.02	$19,329,789

Schedule of warrant activities
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2017	-	-	-	$-
Granted	293,123	0.87
Cancelled	(293,123)	(0.87)
Balance Outstanding September 30, 2018	-	$-	-	$-
Exercisable, September 30, 2018	-	$-	-	$-